Income taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0
State	1	1
Foreign	23
Total current expense	24	1
Deferred:
Federal	0	0
State	351
Total deferred expense	351
Total income tax expense	$ 375	$ 1